Average Annual Total Returns - LVIP American Preservation Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	Bloomberg Barclays U.S. Government/Credit 1-3 Year Index (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays U.S. Government/Credit 1-3 Year Index (reflects no deductions for fees, expenses or taxes) 5 years	Bloomberg Barclays U.S. Government/Credit 1-3 Year Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	5.82%	2.92%	1.96%	Aug. 29, 2012	5.44%	2.56%	1.61%	Aug. 29, 2012	3.33%	2.21%	1.61%